CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
REVENUES
Total revenues	$ 1,315,500	$ 128,500
Cost of revenues	827,400	53,500
Gross Margin	488,100	75,000
OPERATING EXPENSES
Research	231,500	123,900
Product development	1,146,000	1,237,200
Sales and marketing	1,617,900	1,226,700
General and administrative	7,737,600	4,590,800
Total operating expenses	10,733,000	7,178,600
OPERATING LOSS	(10,244,900)	(7,103,600)
OTHER INCOME (EXPENSE):
Interest expense, net	(86,300)	(6,600)
Total other income (expense)	(86,300)	(6,600)
LOSS BEFORE PROVISION FOR INCOME TAXES	(10,331,200)	(7,110,200)
Provision for income taxes	1,900	2,600
NET LOSS	(10,333,100)	(7,112,800)
Net loss attributable to noncontrolling interest	(734,400)
Net Loss attributable to MYnd Analytics, Inc.	$ (9,598,700)	$ (7,112,800)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (1.86)	$ (2.52)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic and Diluted (in shares)	5,199,566	2,817,415
Neurometric Services [Member]
REVENUES
Total revenues	$ 263,700	$ 128,500
Cost of revenues	131,200	53,500
Telepsychiatry Services [Member]
REVENUES
Total revenues	1,051,800
Cost of revenues	$ 696,200